ORDINARY SHARES AND STRUCTURE SECTION	6 Months Ended
Mar. 31, 2024
Equity [Abstract]
ORDINARY SHARES AND STRUCTURE SECTION

NOTE 13 – ORDINARY SHARES AND STRUCTURE SECTION

Globavend Holdings Limited was incorporated under the laws of the Cayman Islands on May 22, 2023. As of September 30, 2023, the Company was authorized to issue up to 50,000,000 ordinary shares and 13,125,000 ordinary shares were issued and outstanding at par value of $0.001 per share.

On November 10, 2023, the Company completed its IPO and listed its Ordinary Shares on the Nasdaq Capital Market under the symbol “GVH”. With the above IPO, the Company received aggregate gross proceeds of $6,000,000, prior to deducting underwriting discounts and other offering expenses and received proceeds of $5,379,500 after deducting underwriting discounts and other offering expenses of $620,500. The proceeds of $5,379,500 was recorded in additional paid in capital with total offering cost of 2,415,444 against additional paid in capital.

As of March 31, 2024, the authorized number of ordinary shares is 50,000,000 with a par value of $0.001 and the issued number of ordinary shares is 14,625,000.